American Century International Bond Funds

PROSPECTUS SUPPLEMENT

SUPPLEMENT DATED AUGUST 14, 2006 * PROSPECTUS DATED MAY 1, 2006

THE FOLLOWING REPLACES THE HEADING AND FIRST AND SECOND PARAGRAPHS UNDER THE PORTFOLIO
MANAGER ON PAGE 12 OF THE PROSPECTUS.

     THE PORTFOLIO MANAGERS

     JPMIM employs portfolio managers to manage the fund. The portfolio managers regularly review portfolio holdings and buy and sell securities for the fund as they see fit, guided by the fund's investment objective and strategy.

     The portfolio managers who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

THE FOLLOWING IS ADDED AS THE FOURTH PARAGRAPH UNDER THE PORTFOLIO MANAGER ON
PAGE 12 OF THE PROSPECTUS.

     JON B. JONSSON

     Mr. Jonsson, Vice President and Head of Global Short Duration and London
     Broad Market Portfolio Management, has been a member of the team that manages International Bond since August 2006. He joined J.P. Morgan in 1998 and became a portfolio manager in 2001. He has a bachelor's degree in applied mathematics from the University of Iceland and a master's degree with specialization in financial engineering from New York University's
     Stern School of Business.

THE FOLLOWING REPLACES THE EXISTING FOURTH PARAGRAPH UNDER THE PORTFOLIO MANAGER
ON PAGE 12 OF THE PROSPECTUS.

     The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-51261 0608

American Century International Bond Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

SUPPLEMENT DATED AUGUST 14, 2006 * STATEMENT OF ADDITIONAL INFORMATION DATED MAY
1, 2006

THE FOLLOWING TABLE REPLACES THE OTHER ACCOUNTS MANAGED TABLE ON PAGE 30 OF THE
STATEMENT OF ADDITIONAL INFORMATION.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2005)

                                 REGISTERED     OTHER POOLED
                                 INVESTMENT     INVESTMENT       OTHER
                                 COMPANIES      VEHICLES         ACCOUNTS
--------------------------------------------------------------------------------
INTERNATIONAL BOND
--------------------------------------------------------------------------------
Julian       Number of Other     2              7                2(1)
Le Beron     Accounts Managed
--------------------------------------------------------------------------------
             Assets in Other     $232 million   $1.506 billion   $587 million
             Accounts Managed
--------------------------------------------------------------------------------
Jon B.       Number of Other     0              4(3)             15(3)
Jonsson(2)   Accounts Managed
--------------------------------------------------------------------------------
             Assets in Other     N/A            $4.148 billion   $4.636 billion
             Accounts Managed
--------------------------------------------------------------------------------

(1)  ONE OF THE TWO OTHER ACCOUNTS, TOTALING $304 MILLION IN ASSETS, HAS AN
     ADVISORY FEE THAT IS BASED ON THE PERFORMANCE OF THE ACCOUNT.

(2)  MR. JONSSON BECAME A PORTFOLIO MANAGER ON THE FUND IN AUGUST 2006.
     INFORMATION IS PROVIDED AS OF AUGUST 1, 2006.

(3)  ONE OF THE FOUR OTHER POOLED INVESTMENT VEHICLES, TOTALING $31.7
     MILLION IN ASSETS, AND ONE OF THE FIFTEEN OTHER ACCOUNTS, TOTALING $783.8
     MILLION IN ASSETS, HAVE ADVISORY FEES THAT ARE BASED ON THE PERFORMANCE OF
     THE ACCOUNT.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES SECTION ON PAGE 31 OF THE
STATEMENT OF ADDITIONAL INFORMATION.

     As of December 31, 2005, the fund's most recent fiscal year end, Julian
     Le Beron did not beneficially own shares of the fund. As of August 1, 2006,
     Jon B. Jonsson did not beneficially own shares of the fund.

American Century Investment Services, Inc., Distributor

©2006 American Century Proprietary Holdings, Inc. All rights reserved.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-51262 0608